Other Liabilities	12 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Other Liabilities
Note 17 - Other Liabilities

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Insurance and other liabilities	1,769	90
Cash settled employee liabilities	152	5,345
Deferred fulfillment liabilities	432	432
Commissions	586	234

Total current other liabilities	2,939	6,101

Deferred fulfillment liabilities are inventories that are to be provided based on a specific terms and arrangements as agreed with an external party.